Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Business and Summary of Significant Accounting Policies [Abstract]
Overview

Overview

The consolidated financial statements include the accounts of Reynolds American Inc., referred to as RAI, and its wholly owned subsidiaries. RAI’s wholly owned operating subsidiaries include R. J. Reynolds Tobacco Company; American Snuff Company, LLC, referred to as American Snuff Co.; Santa Fe Natural Tobacco Company, Inc., referred to as SFNTC; and Niconovum AB.

RAI was incorporated as a holding company in the state of North Carolina on January 5, 2004, and its common stock is listed on the NYSE under the symbol “RAI.” On July 30, 2004, the U.S. assets, liabilities and operations of Brown & Williamson Tobacco Corporation, now known as Brown & Williamson Holdings, Inc., referred to as B&W, an indirect, wholly owned subsidiary of British American Tobacco p.l.c., referred to as BAT, were combined with R. J. Reynolds Tobacco Company, a wholly owned operating subsidiary of R.J. Reynolds Tobacco Holdings, Inc., referred to as RJR. These July 30, 2004, transactions generally are referred to as the B&W business combination.

References to RJR Tobacco prior to July 30, 2004, relate to R. J. Reynolds Tobacco Company, a New Jersey corporation and a wholly owned subsidiary of RJR. References to RJR Tobacco on and subsequent to July 30, 2004, relate to the combined U.S. assets, liabilities and operations of B&W and R. J. Reynolds Tobacco Company, a North Carolina corporation.

RAI’s reportable operating segments are RJR Tobacco, American Snuff and Santa Fe. The RJR Tobacco segment consists of the primary operations of R. J. Reynolds Tobacco Company. The American Snuff segment consists of the primary operations of American Snuff Co. and, prior to its sale, Lane, Limited, referred to as Lane. During the fourth quarter of 2011, RAI elected to begin reporting the Santa Fe segment, which includes the primary operations of SFNTC. RAI has retrospectively revised segment disclosures for all periods presented. Although the operations and results of Santa Fe currently do not meet the quantitative criteria to be required to be reported, RAI management believes that reporting this segment is important to the financial statement user for additional understanding and transparency with respect to the aggregate operations and results of RAI’s subsidiaries that produce and market cigarettes in the U.S. Niconovum AB, among other RAI subsidiaries, is included in All Other. The segments were identified based on how RAI’s chief operating decision maker allocates resources and assesses performance. Certain of RAI’s operating subsidiaries have entered into intercompany agreements for products or services with other subsidiaries. As a result, certain activities of an operating subsidiary may be included in a different segment of RAI.

As a result of the B&W business combination, Lane became a wholly owned subsidiary of RAI. On February 28, 2011, RAI completed the sale of all of the capital stock of Lane and certain other assets related to the Lane operations, to an affiliate of Scandinavian Tobacco Group A/S, referred to as STG, for net proceeds of $202 million in cash. The assets and liabilities of the disposal group were classified as held for sale as of December 31, 2010, and its results of operations were included through February 28, 2011, in income from continuing operations in the American Snuff segment.

RAI’s operating subsidiaries primarily conduct their business in the United States.

Basis of presentation

Basis of Presentation

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America, referred to as GAAP, requires estimates and assumptions to be made that affect the reported amounts in the consolidated financial statements and accompanying notes. Volatile credit and equity markets, changes to regulatory and legal environments, and consumer spending may affect the uncertainty inherent in such estimates and assumptions. Actual results could differ from those estimates. Certain reclassifications were made to conform prior years’ financial statements to the current presentation.

All dollar amounts, other than per share amounts, are presented in millions, except for amounts set forth in note 13 and as otherwise noted.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash balances are recorded net of book overdrafts when a bank right-of-offset exists. All other book overdrafts are recorded in accounts payable. Cash equivalents may include money market funds, commercial paper and time deposits in major institutions to minimize investment risk. As short-term, highly liquid investments readily convertible to known amounts of cash, with remaining maturities of three months or less at the time of purchase, cash equivalents have carrying values that approximate fair values.

Fair Value Measurement

Fair Value Measurement

RAI determines fair value of assets and liabilities using a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity, and the reporting entity’s own assumptions about market participant assumptions based on the best information available in the circumstances.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, essentially an exit price.

The levels of the fair value hierarchy are:

Level 1: inputs are quoted prices, unadjusted, in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2: inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. A Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3: inputs are unobservable and reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Investments

Investments

Marketable securities are classified as available-for-sale and are carried at fair value. RAI reviews these investments on a quarterly basis to determine if it is probable that RAI will realize some portion of the unrealized loss and to determine the classification of the impairment as temporary or other-than-temporary. For those securities that RAI does not intend to sell and it is more likely than not that RAI will not be required to sell the securities prior to recovery, RAI recognizes the credit loss component of an other-than-temporary impairment in earnings, and recognizes the noncredit component in other comprehensive loss. All losses deemed to be other than temporarily impaired are recorded in earnings.

Inventories

Inventories

Inventories are stated at the lower of cost or market. The cost of tobacco inventories is determined principally under the last-in, first-out, or LIFO, method and is calculated at the end of each year. The cost of work in process and finished goods includes materials, direct labor, variable costs and overhead and full absorption of fixed manufacturing overhead. Stocks of tobacco, which have an operating cycle that exceeds 12 months due to aging requirements, are classified as current assets, consistent with recognized industry practice.

Long-lived Assets

Long-lived Assets

Long-lived assets, such as property, plant and equipment, trademarks and other intangible assets with finite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the book value of the asset may not be recoverable. Impairment of the carrying value of long-lived assets would be indicated if the best estimate of future undiscounted cash flows expected to be generated by the asset grouping is less than its carrying value. If an impairment is indicated, any loss is measured as the difference between estimated fair value and carrying value and is recognized in operating income.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets. Useful lives range from 20 to 50 years for buildings and improvements, and from 3 to 30 years for machinery and equipment. The cost and related accumulated depreciation of assets sold or retired are removed from the accounts and the gain or loss on disposition is recognized in operating income.

Intangible Assets

Intangible Assets

Intangible assets include goodwill, trademarks and other intangible assets and are capitalized when acquired. The determination of fair value involves considerable estimates and judgment. In particular, the fair value of a reporting unit involves, among other things, developing forecasts of future cash flows, determining an appropriate discount rate, and when goodwill impairment is implied, determining the fair value of individual assets and liabilities, including unrecorded intangibles. Although RAI believes it has based its impairment testing and impairment charges on reasonable estimates and assumptions, the use of different estimates and assumptions could result in materially different results. Generally, if the current competitive or regulatory environment worsens or RAI’s operating companies’ strategic initiatives adversely affect their financial performance, the fair value of goodwill, trademarks and other intangible assets could be impaired in future periods. Trademarks and other intangible assets with indefinite lives are not amortized, but are tested for impairment annually, in the fourth quarter, and more frequently if events and circumstances indicate that the asset might be impaired.

Accounting for Derivative Instruments and Hedging Activities

Accounting for Derivative Instruments and Hedging Activities

RAI measures any derivative instruments, including certain derivative instruments embedded in other contracts, at fair value and records them in the balance sheet as either an asset or liability. Changes in fair value of derivatives are recorded in earnings unless hedge accounting criteria are met. For derivatives designated as fair value hedges, the changes in fair value of both the derivative instrument and the hedged item are recorded in earnings. For derivatives designated as cash flow hedges, the effective portions of changes in the fair value of the derivative are reported in accumulated other comprehensive loss. The ineffective portions of hedges are recognized in earnings in the current period.

RAI formally assesses at inception of the hedge and on an ongoing basis, whether each derivative is highly effective in offsetting changes in fair values or cash flows of the hedged item, and formally designates as a hedge those derivatives that qualify for hedge accounting. If it is determined that a derivative is not highly effective as a hedge or if a derivative ceases to be a highly effective hedge, RAI will discontinue hedge accounting prospectively. Any unrecognized gain or loss will be deferred and recognized into income as the formerly hedged item is recognized in earnings. At December 31, 2010, RAI had no derivative instruments classified as hedges, and at December 31, 2011, had no derivative instruments.

Software Costs

Software Costs

Computer software and software development costs incurred in connection with developing or obtaining computer software for internal use that has an extended useful life are capitalized. These costs are amortized over their estimated useful life, which is typically five years or less. During 2011 and 2010, costs of $24 million and $22 million, respectively, were capitalized or included in construction-in-process. At each of December 31, 2011 and 2010, the unamortized balance was $64 million. Software amortization expense was $24 million, $30 million and $26 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Revenue Recognition

Revenue Recognition

Revenue from product sales is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the seller’s price to the buyer is fixed or determinable, and collectibility is reasonably assured. These criteria are generally met when title and risk of loss pass to the customer. Payments received in advance of shipments are deferred and recorded in other accrued liabilities until shipment occurs. Certain sales of leaf to a related party, considered as bill-and-hold for accounting purposes, are recorded as deferred revenue when all of the above revenue recognition criteria are met except delivery, postponed at the customer’s request. Revenue is subsequently recognized upon delivery. The revenues recorded are presented net of excise tax collected on behalf of government authorities.

Shipping and handling costs are classified as cost of products sold. Net sales include certain sales incentives, including retail discounting, promotional allowances and coupons.

Cost of Products Sold

Cost of Products Sold

Cost of products sold includes the expenses for the Master Settlement Agreement, referred to as the MSA, and other settlement agreements with the states of Mississippi, Florida, Texas and Minnesota, which together with the MSA are collectively referred to as the State Settlement Agreements; the federal tobacco quota buyout; and the user fees charged by the U.S. Food and Drug Administration, referred to as the FDA, were as follows for the years ended December 31:

	2011	2010	2009
State Settlement Agreements	$2,435	$2,496	$2,540
Federal tobacco quota buyout	229	243	240
FDA user fees	120	75	22

Advertising	Advertising Advertising costs, which are expensed as incurred, were $65 million, $72 million and $69 million for the years ended December 31, 2011, 2010 and 2009, respectively.
Research and Development

Research and Development

Research and development costs, which are expensed as incurred, were $69 million, $71 million and $68 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Interest and penalties related to uncertain tax positions are accounted for as tax expense. Federal income taxes for RAI and its subsidiaries are calculated on a consolidated basis. State income taxes for RAI and its subsidiaries are primarily calculated on a separate return basis.

RAI accounts for uncertain tax positions which require that a position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not (a likelihood of more than 50 percent) that the position would be sustained upon examination by tax authorities. A recognized tax position is then measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation expense is recognized for all forms of share-based payment awards, including shares issued to employees under stock options and restricted stock units.

Litigation Contingencies

Litigation Contingencies

RAI discloses information concerning litigation for which an unfavorable outcome is more than remote. RAI and its subsidiaries record their legal expenses and other litigation costs and related administrative costs as selling, general and administrative expenses as those costs are incurred. RAI and its subsidiaries will record any loss related to litigation at such time as an unfavorable outcome becomes probable and the amount can be reasonably estimated. When the reasonable estimate is a range, the recorded loss will be the best estimate within the range. If no amount in the range is a better estimate than any other amount, the minimum amount of the range will be recorded.

Pension and Postretirement

Pension and Postretirement

Pension and postretirement benefits require balance sheet recognition of the net asset or liability for the overfunded or underfunded status of defined benefit pension and other postretirement benefit plans, on a plan-by-plan basis, and recognition of changes in the funded status in the year in which the changes occur.

Changes in benefit obligations due to plan amendments, referred to as prior service costs, are amortized on a straight-line basis over the average remaining service period for active employees. These changes are reported in accumulated other comprehensive loss, as a separate component of shareholders’ equity and in the consolidated statements of comprehensive income. Changes in the amount of either the benefit obligation or the value of plan assets resulting from experience different from that assumed or from changes in assumptions are referred to as actuarial gains and losses.

In November 2011, RAI elected to change its method of accounting for pension and postretirement benefits. Historically, RAI has recognized actuarial gains and losses in accumulated other comprehensive loss in its consolidated balance sheets on an annual basis, amortizing them into operating results over the average future service period of active employees in these plans, to the extent such gains and losses were in excess of 10 percent of the greater of the market-related value of plan assets or the plan’s projected benefit obligation, referred to as the corridor. RAI has elected to immediately recognize actuarial gains and losses in its operating results in the year in which they occur, to the extent they exceed the corridor. Actuarial gains and losses outside the corridor are generally recognized annually as of December 31, and are recorded as a mark-to-market, referred to as MTM, adjustment. Additionally, for purposes of calculating the expected return on plan assets, RAI will no longer use an averaging technique permitted under GAAP for the market-related value of plan assets, but instead will use the actual fair value of plan assets. These changes are intended to improve the transparency of RAI’s operating results by more quickly recognizing the effects of current economic and interest rate trends on plan investments and assumptions.

These changes have been reported through retrospective application of the new policy to all periods presented. The impacts of all revisions made to the financial statements are summarized below:

Consolidated statements of income:

	For the Year Ended December 31, 2010			For the Year Ended December 31, 2009
	Previously Reported	Revised	Effect Of Change	Previously Reported	Revised	Effect Of Change
Cost of products sold	$4,544	$4,544	$—	$4,485	$4,488	$3
Selling, general and administrative expenses	1,493	1,480	(13)	1,508	1,517	9
Operating income	2,419	2,432	13	1,775	1,763	(12)
Income from continuing operations before income taxes	2,192	2,205	13	1,534	1,522	(12)
Provision for income taxes	863	868	5	572	567	(5)
Income from continuing operations	1,329	1,337	8	962	955	(7)
Net income	1,113	1,121	8	962	955	(7)
Earnings per share — basic	1.91	1.92	0.01	1.65	1.64	(0.01)
Earnings per share — diluted	1.90	1.92	0.02	1.65	1.64	(0.01)

Consolidated balance sheet:

	December 31, 2010
	Previously Reported	Revised	Effect Of Change
Accumulated deficit	$(547)	$(1,807)	$(1,260)
Accumulated other comprehensive loss	(1,478)	(218)	1,260

Consolidated statements of cash flows:

	For the Year Ended December 31, 2010			For the Year Ended December 31, 2009
	Previously Reported	Revised	Effect Of Change	Previously Reported	Revised	Effect Of Change
Cash flows from operating activities:
Net income	$1,113	$1,121	$8	$962	$955	$(7)
Deferred income tax expense (benefit)	182	187	5	(154)	(159)	(5)
Pension and postretirement	(702)	(715)	(13)	(181)	(169)	12

	For the Year Ended December 31, 2010			For the Year Ended December 31, 2009
	Previously Reported	Revised	Effect Of Change	Previously Reported	Revised	Effect Of Change
Consolidated statements of shareholders’ equity:
Accumulated deficit:
Beginning balance	$(579)	$(1,847)	$(1,268)	$(531)	$(1,792)	$(1,261)
Net income	1,113	1,121	8	962	955	(7)
Ending balance	(547)	(1,807)	(1,260)	(579)	(1,847)	(1,268)
Accumulated other comprehensive income (loss):
Beginning balance	$(1,421)	$(153)	$1,268	$(1,695)	$(434)	$1,261
Pension and other postretirement benefit adjustments	(70)	(78)	(8)	267	274	7
Ending balance	(1,478)	(218)	1,260	(1,421)	(153)	1,268

Consolidated statements of comprehensive income:
Comprehensive income:
Net income	$1,113	$1,121	$8	$962	$955	$(7)
Pension and other postretirement benefit adjustments	(70)	(78)	(8)	267	274	7

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board, referred to as FASB, amended certain accounting and disclosure requirements related to fair value measurements. For fair value measurements categorized as Level 1 and Level 2, requirements have been expanded to include disclosures of transfers between these levels. For fair value measurements categorized as Level 3, a reporting entity should disclose quantitative information of the unobservable inputs and assumptions, a description of the valuation processes and a qualitative discussion about the sensitivity of the fair value measurement to changes in unobservable inputs. The guidance is effective for RAI for interim and annual reporting periods beginning January 1, 2012, and is not expected to have a material impact on RAI’s results of operations, cash flows or financial position.

In June 2011, the FASB issued amended guidance which requires comprehensive income to be reported in either a single statement or in two consecutive statements reporting net income and other comprehensive income. The amendment eliminates the option to report other comprehensive income and its components in the statement of changes in shareholders’ equity. The guidance is effective for fiscal years, and interim periods within those years, beginning January 1, 2012. In December 2011, the FASB deferred the changes related to the presentation of reclassification adjustments. The adoption of the amendment will have no impact on RAI’s results of operations, cash flows or financial position.

In September 2011, the FASB issued amended guidance that permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the current two-step goodwill impairment test. If an entity concludes that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, it would not be required to perform the two-step impairment test for that reporting unit. The guidance is effective for RAI for interim and annual reporting periods beginning January 1, 2012, and will not have a material impact on RAI’s results of operations, cash flows or financial position.